Item 1. Report to Shareholders

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

FINANCIAL HIGHLIGHTS
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
(Unaudited)

                               For a share outstanding throughout each period
                     ----------------------------------------------------------

Health Sciences Class

                     6 Months            Year                        12/29/00
                        Ended           Ended                         Through
                      6/30/04        12/31/03        12/31/02        12/31/01

NET ASSET VALUE

Beginning of
period              $    8.94       $    6.56       $    9.12       $   10.00

Investment
activities

  Net investment
  income (loss)         (0.03)          (0.05)          (0.04)          (0.03)

  Net realized
  and unrealized
  gain (loss)            1.01            2.43           (2.52)          (0.85)

  Total from
  investment
  activities             0.98            2.38           (2.56)          (0.88)

NET ASSET VALUE

End of period       $    9.92       $    8.94       $    6.56       $    9.12

Ratios/Supplemental
Data

Total return^           10.96%          36.28%        (28.07)%         (8.75)%

Ratio of total
expenses to
average net assets       0.95%!          0.95%           0.95%           0.95%

Ratio of net
investment income
(loss) to average
net assets             (0.59)%!        (0.57)%         (0.55)%         (0.42)%

Portfolio
turnover rate            41.9%!          68.2%           62.2%           81.1%

Net assets,
end of period
(in thousands)       $   5,886       $   4,365       $   3,564       $   4,671

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
(Unaudited)

                            For a share outstanding throughout each period
                            -----------------------------------------------

Health Sciences-II Class

                                    6 Months           Year        4/30/02
                                       Ended          Ended        Through
                                     6/30/04       12/31/03       12/31/02

NET ASSET VALUE

Beginning
of period                         $     8.90     $     6.55     $     7.96

Investment activities

  Net investment
  income (loss)                        (0.01)         (0.06)         (0.03)

  Net realized
  and unrealized
  gain (loss)                           0.98           2.41          (1.38)

  Total from
  investment activities                 0.97           2.35          (1.41)

NET ASSET VALUE

End of period                     $     9.87     $     8.90     $     6.55
                                  ----------     ----------     ----------

Ratios/Supplemental Data

Total return^                          10.90%         35.88%       (17.71)%

Ratio of total expenses to
average net assets                      1.20%!         1.20%          1.20%!

Ratio of net investment
income (loss) to average
net assets                            (0.88)%!       (0.82)%        (0.75)%

Portfolio turnover rate                 41.9%!         68.2%          62.2%

Net assets, end of period
(in thousands)                     $      334     $      112     $       82


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (1)
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                              Shares/$ Par                Value
--------------------------------------------------------------------------------

(Cost and value in $ 000s)

COMMON STOCKS  98.2%

BIOTECHNOLOGY  39.9%

Other Biotechnology  6.4%

Alexion Pharmaceutical *^                            1,020                   19

Amylin Pharmaceuticals *                             1,090                   25

BioCryst Pharmaceuticals *                           2,500                   17

Cubist Pharmaceuticals *                             4,500                   50

Cytogen *                                            1,100                   17

deCODE GENETICS *                                    1,900                   16

Diversa *                                            1,300                   13

Encysive Pharmaceuticals *                           1,600                   14

Exelixis *                                           3,800                   38

Inspire Phamaceuticals *                             1,000                   17

Keryx Biopharmaceuticals *                           1,200                   15

Ligand Pharmaceuticals, Class B *                      300                    5

Myriad Genetics *                                    1,600                   24

Nektar Therapeutics *                                1,000                   20

NeoRx *                                              1,000                    2

ONYX Pharmaceuticals *^                              2,000                   85

Rigel Pharmaceuticals *                                700                   10

ViroLogic *                                            400                    1

ViroPharma *                                           900                    2

XOMA *                                               1,700                    8

                                                                            398

Major Biotechnology  33.5%

Abgenix *                                            2,850                   33

Alkermes *                                           5,370                   73

Amgen *^                                             3,630                  198

Atherogenics *                                         300                    6

Biogen Idec *                                        2,308                  146

Celgene *                                              900                   51

Cephalon *^                                          3,630                  196

CV Therapeutics *^                                     900                   15

Eyetech Pharmaceuticals *                              300                   13

Genentech *^                                         2,020                  114

Gilead Sciences *^                                   4,310                  289

Human Genome Sciences *                              1,880                   22

ICOS *                                                 500                   15

ImClone Systems *^                                   4,220                  362

Martek Biosciences *                                   400                   22

Medicines Company *                                  3,160                   96

MedImmune *                                          2,210                   52

Millennium Pharmaceuticals *                           900                   12

Neurocrine Biosciences *^                            1,461                   76

NPS Pharmaceuticals *^                               2,200                   46

OSI Pharmaceuticals *^                                 700                   49

Protein Design Labs *^                               2,400                   46

Sepracor *^                                          1,300                   69

Transkaryotic Therapies *                              520                    8

Trimeris *^                                          2,500                   36

United Therapeutics *                                  400                   10

Vertex Pharmaceuticals *                             2,400                   26

                                                                           2,081

Total Biotechnology                                                        2,479


LIFE SCIENCES  5.3%

Life Sciences  5.3%

Fisher Scientific *                                  1,500                   87

Gen-Probe *                                            600                   28

Invitrogen *                                         1,700                  122

Molecular Devices *                                    500                    9

Serologicals *                                         300                    6

Symyx Technologies *                                 2,100                   51

Waters Corporation *                                   500                   24

Total Life Sciences                                                         327


PHARMACEUTICALS  18.9%

Major Pharmaceutical  18.9%

Able Laboratories *                                  1,800                   37

Alcon                                                  240                   19

Allergan                                               250                   22

Andrx *                                                300                    8

Barr Pharmaceuticals *                                 150                    5

Biocon, 144A (INR) *                                   400                    4

Elan ADR *^                                          2,000                   50

Eli Lilly ^                                          1,100                   77

Forest Laboratories *^                               1,400                   79

Indevus Pharmaceuticals *                            1,100                    7

IVAX *                                               2,000                   48

Johnson & Johnson                                    1,080                   60

Medicis Pharmaceutical, Class A                        100                    4

Merck                                                  300                   14

MGI Pharma *^                                        3,400                   92

Novartis ADR                                           100                    4

Noven Pharmaceuticals *                                300                    7

Novo Nordisk, Series B (DKK)                           100                    5

Penwest Pharmaceuticals *                              400                    5

Pfizer ^                                             5,828                  200

Roche Holding (CHF)                                    100                   10

Salix Pharmaceuticals *                                400                   13

Sanofi-Synthelabo (EUR)                                450                   29

Schering-Plough                                      1,315                   24

Shire Pharmaceuticals ADR *                            400                   11

Taro Pharmaceuticals, Class A *^                       700                   30

Teva Pharmaceutical ADR                              1,200                   81

Valeant Pharmaceuticals
International                                        1,900                   38

Watson Pharmaceuticals *                             1,100                   30

Wyeth ^                                              3,454                  125

Yamanouchi Pharmaceutical (JPY)                      1,000                   34

Total Pharmaceuticals                                                     1,172


PRODUCTS & DEVICES  10.9%

Implants  10.9%

Angiotech Pharmaceuticals *                          1,400                   28

Aspect Medical Systems *                             1,900                   35

Biomet                                                 700                   31

BioSphere Medical *                                  2,300                    7

Boston Scientific *^                                 1,920                   82

C. R. Bard                                             780                   44

CryoLife *                                           2,100                   11

Edwards Lifesciences *                                 600                   21

Endologix *                                          1,700                    8

EPIX Medical *                                         600                   13

Fischer Imaging *                                    2,800                    7

Guidant                                                900                   50

Haemonetics *                                          700                   21

Integra LifeServices Holdings *                        300                   11

Kinetic Concepts *                                   1,200                   60

Medtronic ^                                            800                   39

Regeneration Technologies *                          1,300                   14

St. Jude Medical *                                     850                   64

STAAR *                                              1,800                   14

Stryker                                              1,000                   55

Synthes (CHF)                                          140                   16

Wilson Greatbatch Technologies *                     1,000                   28

Zimmer Holdings *                                      230                   20

Total Products & Devices                                                    679

SERVICES  20.4%

Distribution  5.2%

AmerisourceBergen                                      740                   44

Cardinal Health ^                                      500                   35

Caremark RX *                                        2,867                   95

Henry Schein *                                         100                    6

NeighborCare *                                         900                   28

Omnicare ^                                           2,770                  119

                                                                            327

Information  0.2%

WebMD *                                              1,300                   12

                                                                             12

Other Services  1.1%

LabOne *                                               700                   22

Laboratory Corporation of America *                    150                    6

Quest Diagnostics                                      500                   43

                                                                             71

Payors  10.3%

Anthem *^                                            3,500                  313

UnitedHealth Group ^                                 4,800                  299

WellPoint Health Networks *                            230                   26

                                                                            638

Providers  3.6%

Community Health System *                            1,000                   27

HCA                                                  1,460                   61

Mariner Health Care *                                2,300                   62

Sunrise Senior Living *                                800                   31

Triad Hospitals *                                      200                    7

Universal Health Services                              100                    5

Vencor                                               1,300                   30

                                                                            223

Total Services                                                            1,271

Total Miscellaneous Common
Stocks 2.8%                                                                 176

Total Common Stocks (Cost $4,798)                                         6,104

CORPORATE BONDS  0.7%

Morgan Stanley, 144A
  6.00%, 6/1/05                                      1,000                   43

Total Corporate Bonds (Cost $43)                                             43

OPTIONS PURCHASED  0.0%

Taro Pharmaceuticals, Put
  7/17/04 @ $45.00 *                                   200                    1

Total Options Purchased (Cost $0)                                             1

Options Written  (1.6%)

Alexion Pharmaceutical, Call
  1/20/04 @ $25.00 *                                  (500)                  (1)

Alkermes, Put
  2/19/05 @ $15.00 *                                  (100)                   0

Amgen
  Call, 1/22/05 @ $60.00 *                            (500)                  (1)

  Put, 1/22/05 @ $60.00 *                             (200)                  (1)

  Put, 10/16/04 @ $60.00 *                            (100)                  (1)

  Put, 7/17/04 @ $60.00 *                             (100)                   0

Amylin Pharmaceuticals
  Put, 1/22/05 @ $22.50 *                             (200)                  (1)

Andrx, Put, 1/22/05 @ $30.00 *                        (300)                  (1)

Angiotech Pharmaceuticals
  Put, 9/15/04 @ $25.00 *                             (200)                  (1)

Anthem
  Call, 9/18/04 @ $100.00 *                           (200)                   0

  Put, 1/22/05 @ $90.00 *                             (200)                  (2)

  Put, 9/18/04 @ $90.00 *                             (300)                  (1)

Becton Dickinson
  Put, 9/18/04 @ $55.00 *                             (200)                  (1)

Biomet, Put, 1/22/05 @ $50.00 *                       (100)                  (1)

Boston Scientific
  Call, 11/20/04 @ $45.00 *                           (500)                  (1)

  Put, 1/22/05 @ $45.00 *                             (200)                  (1)

Cardinal Health
  Call, 9/18/04 @ $70.00 *                            (400)                  (1)

Caremark Rx
  Put, 1/22/05 @ $40.00 *                             (200)                  (2)

Celgene
  Put, 1/22/05 @ $45.00 *                             (300)                   0

  Put, 1/22/05 @ $50.00 *                             (200)                  (1)

Cephalon
  Call, 1/22/05 @ $70.00 *                            (500)                  (1)

  Put, 11/20/04 @ $50.00 *                            (100)                   0

CV Therapeutics
  Call, 7/17/04 @ $17.50 *                            (100)                   0

Dade Behring
  Call, 8/21/04 @ $50.00 *                            (300)                   0

Elan
  Call, 10/16/04 @ $30.00 *                           (500)                   0

  Put, 1/21/06 @ $25.00 *                             (200)                  (1)

  Put, 1/22/05 @ $25.00 *                             (200)                  (1)

Eli Lilly
  Call, 10/16/04 @ $80.00 *                           (400)                   0

Fisher Scientific
  Put, 9/18/04 @ $55.00 *                             (200)                   0

Forest Laboratories
  Call, 1/22/05 @ $70.00 *                            (200)                   0

  Put, 1/22/05 @ $55.00 *                             (100)                  (1)

Genentech
  Call, 9/18/04 @ $60.00 *                            (400)                   0

  Put, 1/22/05 @ $62.50 *                             (300)                  (3)

Gilead Sciences
  Call, 11/20/04 @ $70.00 *                           (500)                  (2)

  Call, 8/21/04 @ $70.00 *                            (300)                  (1)

Guidant
  Put, 1/22/05 @ $55.00 *                             (100)                   0

  Put, 1/22/05 @ $60.00 *                             (100)                  (1)

HCA, Put, 1/22/05 @ $40.00 *                          (200)                   0

Imclone Systems
  Call, 1/22/05 @ $100.00 *                           (300)                  (2)

  Call, 1/22/05 @ $95.00 *                            (100)                  (1)

  Call, 11/20/04 @ $75.00 *                           (400)                  (6)

  Call, 11/20/04 @ $90.00 *                           (500)                  (4)

  Call, 7/17/04 @ $85.00 *                            (700)                  (2)

  Call, 8/21/04 @ $45.00 *                            (200)                  (8)

  Call, 8/21/04 @ $80.00 *                            (300)                  (3)

  Call, 8/21/04 @ $85.00 *                            (900)                  (5)

  Put, 1/22/05 @ $55.00 *                             (100)                   0

  Put, 1/22/05 @ $60.00 *                             (200)                  (1)

  Put, 11/20/04 @ $65.00 *                            (100)                   0

  Put, 11/20/04 @ $70.00 *                            (100)                   0

  Put, 8/21/04 @ $70.00 *                             (100)                   0

Invitrogen
  Put, 1/22/05 @ $70.00 *                             (100)                  (1)

King Pharmaceuticals
  Put, 1/22/05 @ $25.00 *                             (200)                  (3)

Medicines Company
  Put, 10/16/04 @ $35.00 *                            (100)                  (1)

Medtronic
  Call, 8/21/04 @ $47.50 *                            (400)                  (1)

  Put, 1/22/05 @ $50.00 *                             (100)                   0

Merck, Put, 1/22/05 @ $55.00 *                        (100)                  (1)

MGI Pharma
  Call, 1/22/05 @ $32.50 *                            (700)                  (1)

  Call, 8/21/04 @ $30.00 *                            (200)                   0

  Call, 8/21/04 @ $35.00 *                            (200)                   0

  Put, 1/22/05 @ $32.50 *                             (500)                  (4)

Nektar Therapeutics
  Put, 11/20/04 @ $25.00 *                            (200)                  (1)

  Put, 8/21/04 @ $22.50 *                             (200)                  (1)

  Put, 8/21/04 @ $25.00 *                             (200)                  (1)

Neurocrine Biosciences
  Call, 11/20/04 @ $60.00 *                           (400)                  (1)

  Call, 11/20/04 @ $65.00 *                           (400)                  (1)

  Call, 2/19/05 @ $65.00 *                            (400)                  (1)

  Call, 8/21/04 @ $60.00 *                            (200)                   0

NPS Pharmaceuticals
  Call, 11/20/04 @ $35.00 *                           (400)                   0

Omnicare
  Call, 12/18/04 @ $45.00 *                           (100)                   0

ONYX Pharmaceuticals
  Call, 1/22/05 @ $60.00 *                            (200)                   0

  Call, 7/17/04 @ $45.00 *                            (100)                   0

  Call, 8/21/04 @ $45.00 *                            (500)                  (1)

  Call, 8/21/04 @ $50.00 *                            (100)                   0

OSI Pharmaceuticals
  Call, 1/22/05 @ $90.00 *                            (200)                  (1)

  Call, 10/16/04 @ $90.00 *                           (300)                   0

  Put, 1/22/05 @ $80.00 *                             (300)                  (5)

Pfizer
  Call, 1/22/05 @ $37.50 *                            (700)                  (1)

  Call, 9/18/04 @ $37.50 *                            (500)                   0

  Put, 1/22/05 @ $37.50 *                             (300)                  (1)

Protein Design Labs
  Call, 8/21/04 @ $22.50 *                            (200)                   0

  Put, 8/21/04 @ $22.50 *                             (100)                   0

Sepracor
  Call, 10/16/04 @ $60.00 *                           (400)                  (1)

  Put, 1/21/06 @ $55.00 *                             (100)                  (1)

  Put, 1/22/05 @ $50.00 *                             (200)                  (1)

  Put, 1/22/05 @ $55.00 *                             (300)                  (2)

St. Jude Medical
  Put, 1/22/05 @ $75.00 *                             (100)                  (1)

  Put, 10/16/04 @ $70.00 *                            (100)                   0

Taro Pharmaceuticals
  Call, 10/16/04 @ $45.00 *                           (200)                  (1)

  Call, 10/16/04 @ $50.00 *                           (500)                  (1)

Triad Hospitals
  Put, 1/22/05 @ $40.00 *                             (100)                  (1)

Trimeris
  Call, 7/17/04 @ $15.00 *                            (300)                   0

Unitedhealth Group
  Call, 9/18/04 @ $70.00 *                            (100)                   0

  Put, 9/18/04 @ $65.00 *                             (100)                  (1)

Waters Corporation
  Put, 11/20/04 @ $40.00 *                            (100)                   0

Wyeth
  Call, 1/22/05 @ $40.00 *                            (900)                  (1)

  Call, 10/16/04 @ $40.00 *                           (400)                   0

  Put, 1/22/05 @ $35.00 *                             (100)                   0

Total Options Written (Cost $(97))                                          (99)


SHORT-TERM INVESTMENTS  3.5%

Money Market Fund  3.5%

T. Rowe Price Reserve Investment
  Fund, 1.16% #                                    218,577                  219

Total Short-Term Investments
  (Cost $219)                                                               219


Total Investments in Securities

100.8% of Net Assets (Cost $4,963)                              $         6,268
                                                                ---------------


 (1) Denominated in U.S. dollars unless otherwise noted

   #  Seven-day yield

   *  Non-income producing

   ^ All or a portion of this security is pledged to cover written call options at June 30, 2004

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $47 and represents 0.8% of net assets

 ADR  American Depository Receipts

 CHF  Swiss franc

 DKK  Danish krone

 EUR  Euro

 INR  Indian rupee

 JPY  Japanese yen


The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $4,963)                  $      6,268

Other assets                                                                 29

Total assets                                                              6,297


Liabilities

Total liabilities                                                            77


NET ASSETS                                                         $      6,220
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                          $       (16)

Undistributed net realized gain (loss)                                     (717)

Net unrealized gain (loss)                                                1,305

Paid-in-capital applicable to 627,176 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                        5,648


NET ASSETS                                                         $      6,220
                                                                   ------------

NET ASSET VALUE PER SHARE

Health Sciences Class
($5,885,906/593,304 shares outstanding)                            $       9.92
                                                                   ------------

Health Sciences-II Class
($334,297/33,872 shares outstanding)                               $       9.87
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                        6 Months
                                                                           Ended
                                                                         6/30/04

Investment Income (Loss)

Dividend income                                                    $          9

Investment management and administrative expense                             25

Net investment income (loss)                                                (16)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                164

  Written options                                                            50

  Net realized gain (loss)                                                  214

Change in net unrealized gain (loss)

  Securities                                                                323

  Written options                                                            (2)

  Change in net unrealized gain (loss)                                      321

Net realized and unrealized gain (loss)                                     535

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $        519
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations

    Net investment income (loss)               $       (16)         $       (24)

    Net realized gain (loss)                           214                  (95)

    Change in net unrealized gain (loss)               321                1,500

    Increase (decrease) in net
    assets from operations                             519                1,381

Capital share transactions *

  Shares sold

    Health Sciences Class                            1,288                1,481

    Health Sciences-II Class                           207                   --

  Shares redeemed

    Health Sciences Class                             (271)                  --

    Health Sciences-II Class                            --               (2,031)

  Increase (decrease) in net assets from
  capital share transactions                         1,224                 (550)


Net Assets

Increase (decrease) during period                    1,743                  831

Beginning of period                                  4,477                3,646


End of period                                 $      6,220         $      4,477
                                              ----------------------------------

(Including undistributed net
investment income (loss) of $(16)
at 6/30/04 and $0 at 12/31/03)

*Share information

  Shares sold

    Health Sciences Class                              133                  189

    Health Sciences-II Class                            21                   --

  Shares redeemed

    Health Sciences Class                              (28)                  --

    Health Sciences-II Class                            --                 (244)

  Increase (decrease) in shares outstanding            126                  (55)



The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health Sciences Portfolio original share class (Health Sciences Class), offered since December 29, 2000, and Health Sciences Portfolio-II Class (Health Sciences-II Class), offered since April 30, 2002. Health Sciences-II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sales price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
Health Sciences-II Class pays distribution, shareholder servicing, and certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the six months ended June 30, 2004, were as follows:

--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                     230      $        70,000
Written                                                495              170,000
Exercised                                               (9)              (2,000)
Expired                                                (47)              (8,000)
Closed                                                (406)            (133,000)
Outstanding at end of period                           263      $        97,000
                                                 -------------------------------


Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,321,000 and $1,113,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $926,000 of unused capital loss carryforwards, of which $355,000 expire in 2009, $434,000 expire in 2010, and $137,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $4,963,000. Net unrealized gain aggregated $1,305,000 at period-end, of which $1,561,000 related to appreciated investments and $256,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.95% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $10,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $1,000.

T. Rowe Price Health Sciences Portfolio
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Health Sciences Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004